Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income	$ 300,232	$ 253,922	$ 167,319
Other comprehensive loss, net of tax:
Net unrealized holding (losses) gains on securities available for sale arising during period (net of tax effects of $(116,568), $(14,040) and $4,911)	(438,517)	(52,818)	18,476
Reclassification adjustment for losses on securities available for sale included in net income (net of tax effects of $0, $3 and $1)		13	4
Other comprehensive loss, net of tax	(438,517)	(52,805)	18,480
Comprehensive (loss) income	$ (138,285)	$ 201,117	$ 185,799